LEASES - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease expense
Operating lease cost	$ 12,409	$ 11,378
Variable lease cost	3,847	633
Short-term lease cost	7,163	3,469
Sublease income	(1,091)	(1,083)
Total	$ 22,328	$ 14,397